Schedule of Calculations of Basic and Diluted EPS (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
As reported, Net Income	$ (856,000)	$ (543,000)	$ 362,000	$ 253,000	$ (1,399,000)	$ 615,000	$ (566,000)	$ 16,009,000
As reported, Weighted Average Shares Outstanding					34,168	25,142	29,187	23,230
As reported Loss per share basic					$ (0.04)
Amounts allocated to unvested restricted shares and warrants, Net Income						$ (24,000)		$ (106)
Amounts allocated to unvested restricted shares and warrants, Weighted Average Shares Outstanding						(986)		(154)
Amounts available to common stockholders, Net Income					$ (1,399,000)	$ 591,000	$ (566,000)	$ 15,903,000
Amounts available to common stockholders, Weighted Average Shares	24,410		25,113		34,168	24,156	29,187	23,076
Amounts available to common stockholders, Earnings Per Share	$ (0.04)		$ 0.01		$ (0.04)	$ 0.02	$ (0.02)	$ 0.69
Amounts allocated to unvested restricted shares, Net Income						$ 25,000		$ 106,000
Amounts allocated to unvested restricted shares, Weighted Average Shares Outstanding						986		154
Stock warrants, Net Income
Stock warrants, Weighted Average Shares Outstanding						4,006
Incremental shares to be issued for convertible note related party, net income						$ 13,000
Shares of common stock to be issued for convertible note, Weighted Average Shares Outstanding
Amounts reallocated to unvested restricted shares, Net Income						$ (25,000)		$ (107,000)
Amounts reallocated to unvested restricted shares, Weighted Average Shares Outstanding
Amounts available to stockholders and assumed conversions, Net Income					$ (1,399,000)	$ 604,000	$ (566,000)	$ 15,902,000
Amounts available to stockholders and assumed conversions, Weighted Average Shares Outstanding	24,410		31,843		34,168	30,048	29,187	23,230
Amounts available to stockholders and assumed conversions, Earnings Per Share	$ (0.04)		$ 0.01		$ (0.04)	$ 0.02	$ (0.02)	$ 0.69
Shares of common stock to be issued for convertible note, Net Income
Incremental shares to be issued for convertible note related part, Weighted Average Shares Outstanding						900